Debt and Allocated Portion of Dean Foods' Debt - Additional Information (Detail)	0 Months Ended		12 Months Ended							0 Months Ended			12 Months Ended					0 Months Ended		0 Months Ended		6 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended					6 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended						6 Months Ended	0 Months Ended	12 Months Ended									0 Months Ended	6 Months Ended		0 Months Ended		0 Months Ended																12 Months Ended	0 Months Ended			12 Months Ended
	Oct. 12, 2012 USD ($)	Oct. 12, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2014 Alpro [Member] USD ($)	Jun. 30, 2014 Alpro [Member] EUR (€)	Dec. 31, 2013 WWF Operating Company [Member] Alpro [Member] USD ($)	Dec. 31, 2012 WWF Operating Company [Member] Alpro [Member] USD ($)	Jan. 02, 2014 Earthbound Farm [Member]	Jan. 02, 2014 Earthbound Farm [Member] Maximum [Member]	Jan. 02, 2014 Earthbound Farm [Member] Minimum [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2011 Senior Secured Credit Facility [Member] USD ($)	Jun. 30, 2014 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2013 Senior Secured Credit Facility [Member] USD ($)	Jul. 02, 2009 Senior Secured Credit Facility [Member] USD ($)	Jan. 02, 2014 Senior Secured Credit Facility [Member] Earthbound Farm [Member] USD ($)	Jan. 31, 2014 Subsequent Event [Member] USD ($)	Jan. 02, 2014 Subsequent Event [Member] Senior Secured Credit Facility [Member] Earthbound Farm [Member] USD ($)	Oct. 12, 2012 Term Loan A-1 [Member]	Jun. 30, 2014 Term Loan A-1 [Member]	Dec. 31, 2013 Term Loan A-1 [Member] USD ($)	Oct. 12, 2012 Term Loan A-1 [Member] USD ($)	Jan. 02, 2014 Term Loan A-1 [Member] Subsequent Event [Member]	Jan. 31, 2014 Term Loan A-1 [Member] Subsequent Event [Member] USD ($)	Jan. 02, 2014 Term Loan A-1 [Member] Subsequent Event [Member] 2014 [Member] USD ($)	Jan. 02, 2014 Term Loan A-1 [Member] Subsequent Event [Member] 2015 [Member] USD ($)	Jan. 02, 2014 Term Loan A-1 [Member] Subsequent Event [Member] 2016 [Member] USD ($)	Jan. 02, 2014 Term Loan A-1 [Member] Subsequent Event [Member] 2017 [Member] USD ($)	Oct. 12, 2012 Term Loan A-2 [Member]	Jun. 30, 2014 Term Loan A-2 [Member]	Dec. 31, 2013 Term Loan A-2 [Member] USD ($)	Oct. 12, 2012 Term Loan A-2 [Member] USD ($)	Jan. 02, 2014 Term Loan A-2 [Member] Subsequent Event [Member]	Jan. 31, 2014 Term Loan A-2 [Member] Subsequent Event [Member] USD ($)	Jan. 02, 2014 Term Loan A-2 [Member] Subsequent Event [Member] 2014 [Member] USD ($)	Jan. 02, 2014 Term Loan A-2 [Member] Subsequent Event [Member] 2015 [Member] USD ($)	Jan. 02, 2014 Term Loan A-2 [Member] Subsequent Event [Member] 2016 [Member] USD ($)	Jan. 02, 2014 Term Loan A-2 [Member] Subsequent Event [Member] 2017 [Member] USD ($)	Jan. 02, 2014 Term Loan A-2 [Member] Subsequent Event [Member] 2018 [Member] USD ($)	Jan. 02, 2014 Term Loan A-2 [Member] Subsequent Event [Member] 2019 [Member] USD ($)	Jun. 30, 2014 Subsidiary Revolving Credit Facility [Member] Alpro [Member]	Oct. 12, 2012 Revolving Credit Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] USD ($)	Oct. 12, 2012 Revolving Credit Facility [Member] USD ($)	Jan. 31, 2014 Revolving Credit Facility [Member] Subsequent Event [Member] USD ($)	Jun. 30, 2014 Term Loan [Member] USD ($)	Dec. 31, 2013 Term Loan [Member] USD ($)	Oct. 12, 2012 Term Loan [Member] USD ($)	Jun. 30, 2014 Revolving Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2013 Revolving Senior Secured Credit Facility [Member] USD ($)	Oct. 12, 2012 Revolving Senior Secured Credit Facility [Member] USD ($)	Jan. 02, 2014 Term Loan A-3 [Member]	Jun. 30, 2014 Term Loan A-3 [Member]	Jan. 02, 2014 Term Loan A-3 [Member] USD ($)	Jan. 02, 2014 Term Loan A-3 [Member] Subsequent Event [Member] USD ($)	Jan. 31, 2014 Term Loan A-3 [Member] Subsequent Event [Member] USD ($)	Jan. 02, 2014 Term Loan A-3 [Member] Subsequent Event [Member] 2014 [Member] USD ($)	Jan. 02, 2014 Term Loan A-3 [Member] Subsequent Event [Member] 2015 [Member] USD ($)	Jan. 02, 2014 Term Loan A-3 [Member] Subsequent Event [Member] 2016 [Member] USD ($)	Jan. 02, 2014 Term Loan A-3 [Member] Subsequent Event [Member] 2017 [Member] USD ($)	Jan. 02, 2014 Term Loan A-3 [Member] Subsequent Event [Member] 2018 [Member] USD ($)	Jan. 02, 2014 Term Loan A-3 [Member] Subsequent Event [Member] 2019 [Member] USD ($)	Jan. 02, 2014 Term Loan A-3 [Member] Subsequent Event [Member] 2020 [Member] USD ($)	Jan. 02, 2014 Term Loan A-3 [Member] Subsequent Event [Member] Earthbound Farm [Member] USD ($)	Jan. 02, 2014 Accordion Feature [Member] USD ($)	Jan. 02, 2014 Accordion Feature [Member] Subsequent Event [Member] USD ($)	Jan. 02, 2014 Swing Line Loan Facility [Member] USD ($)	Jan. 02, 2014 Swing Line Loan Facility [Member] Subsequent Event [Member] USD ($)	Jun. 30, 2014 Letter of Credit [Member] USD ($)	Jun. 30, 2014 Letter of Credit [Member] Alpro [Member] USD ($)	Jun. 30, 2014 Letter of Credit [Member] Alpro [Member] EUR (€)	Jan. 02, 2014 Letter of Credit [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2013 Senior Secured Revolving Credit Facility [Member]	Jan. 02, 2014 Senior Secured Revolving Credit Facility [Member] Subsequent Event [Member] USD ($)	Jan. 02, 2014 Senior Secured Revolving Credit Facility [Member] Subsequent Event [Member] Maximum [Member]	Jan. 02, 2014 Senior Secured Revolving Credit Facility [Member] Subsequent Event [Member] Minimum [Member]	Dec. 31, 2012 Receivables Securitization Facility [Member] USD ($)	Dec. 09, 2013 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] WWF Operating Company [Member] Alpro [Member] USD ($)	Dec. 09, 2013 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] WWF Operating Company [Member] Alpro [Member] EUR (€)	Dec. 31, 2012 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] WWF Operating Company [Member] Alpro [Member] USD ($)	Dec. 31, 2012 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] WWF Operating Company [Member] Alpro [Member] EUR (€)	Dec. 31, 2011 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] WWF Operating Company [Member] Alpro [Member] USD ($)	Dec. 31, 2011 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] WWF Operating Company [Member] Alpro [Member] EUR (€)	Dec. 31, 2013 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] Letter of Credit [Member] WWF Operating Company [Member] Alpro [Member] USD ($)	Dec. 31, 2013 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] Letter of Credit [Member] WWF Operating Company [Member] Alpro [Member] EUR (€)
Debt Instrument [Line Items]
Aggregate principal amount of senior secured credit facilities						$ 13,700,000	€ 10,000,000								$ 1,830,000,000	$ 1,350,000,000				$ 1,840,000,000				$ 250,000,000									$ 250,000,000	$ 250,000,000												$ 850,000,000				$ 500,000,000		$ 850,000,000	$ 850,000,000																$ 85,000,000	$ 85,000,000		$ 13,691,000	€ 10,000,000	$ 75,000,000						$ 13,700,000	€ 10,000,000	$ 1,400,000	€ 1,000,000	$ 1,400,000	€ 1,000,000	$ 13,700,000	€ 10,000,000
Term of debt facility																					5 years		5 years								7 years		7 years											5 years	5 years									7 years			7 years
Financing costs	12,400,000	12,400,000
Incremental borrowing rate over LIBOR																						1.75%	1.50%									2.00%	1.75%																						2.00%		2.00%																		1.50%
Interest rate description			LIBOR plus 2%	LIBOR plus 2%	LIBOR plus 2%																	LIBOR plus 1.50%	LIBOR plus 1.50%									LIBOR plus 1.75%	LIBOR plus 1.75%																						LIBOR plus 1.75%		LIBOR plus 2.00%																		LIBOR plus 1.50%
Outstanding borrowings			4,800,000					0	0						1,300,000,000	662,700,000				1,280,000,000																												975,000,000	485,000,000		327,400,000	177,700,000																			5,000,000
Additional borrowings capacity															517,580,000	667,500,000																																																			500,000,000	500,000,000								500,000,000
Aggregate principle amount			662,650,000																1,276,990,000				237,500,000			237,500,000							247,500,000			247,500,000									177,650,000		291,990,000									500,000,000	500,000,000	500,000,000
Capitalized deferred financing fees																																																								3,300,000	3,300,000
Debt instrument, maturity date																									Oct. 31, 2017										Oct. 31, 2019								Dec. 09, 2014														Jan. 02, 2021
Required amortization repayment																											12,500,000	18,750,000	18,750,000	25,000,000							2,500,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000																	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Capital Lease Expiration Year										2033
Capital Lease Interest Rate											6.30%	3.10%
Maximum consolidated net leverage ratio																																																																													4.25	3.00
Net leverage ratio initial funding																																																																												4.00
Net leverage ratio for next four fiscal quarter																																																																												3.75
Net leverage ratio quoted, Increased																																																																													4.50	0.50
Debt purchase consideration equal or exceeds																																																																												50,000,000
Proforma net leverage ratio																																																																												0.25
Proceeds from the issuance of Term A-1 and Term A-2 facilities			0	500,000,000	0													615,000,000		615,000,000																																														500,000,000
Proceeds from accounts receivable securitization																																																																															150,700,000
Repayments under Receivables-Backed Facility																																																																															166,700,000
Senior secured credit facility for acquisition			647,650,000	765,550,000													440,300,000
Total interest expense													$ 9,900,000	$ 13,200,000